Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 310	$ 394
Restricted cash (note 32)	22	23
Inventory (note 14)	769	538
Derivative instruments (notes 15 and 16)	296	195
Regulatory assets (note 7)	602	253
Receivables and other current assets (note 18)	2,897	1,733
Total current assets	4,896	3,136
Property, plant and equipment ("PP&E"), net of accumulated depreciation and amortization of $9,574 and $8,739, respectively	22,996	20,353
Other assets
Deferred income taxes (note 10)	237	295
Derivative instruments (notes 15 and 16)	100	106
Regulatory assets (note 7)	3,018	2,313
Net investment in direct finance and sales type leases (note 19)	604	503
Investments subject to significant influence (note 8)	1,418	1,382
Goodwill (note 22)	6,012	5,696
Other long-term assets (note 32)	461	460
Total other assets	11,850	10,755
Total assets	39,742	34,244
Current liabilities
Short-term debt (note 23)	2,726	1,742
Current portion of long-term debt (note 25)	574	462
Accounts payable	2,025	1,485
Derivative instruments (notes 15 and 16)	888	533
Regulatory liabilities (notes 7 and 32)	495	290
Other current liabilities (note 24)	579	366
Total current liabilities	7,287	4,878
Long-term liabilities
Long-term debt (note 25)	15,744	14,196
Deferred income taxes (note 10)	2,196	1,868
Derivative instruments (notes 15 and 16)	190	149
Regulatory liabilities (note 7)	1,778	1,765
Pension and post-retirement liabilities (note 21)	281	370
Other long-term liabilities (notes 8 and 26)	825	868
Total long-term liabilities	21,014	19,216
Equity
Common stock (note 11)	7,762	7,242
Cumulative preferred stock (note 28)	1,422	1,422
Contributed surplus	81	79
Accumulated other comprehensive income ("AOCI") (note 13)	578	25
Retained earnings	1,584	1,348
Total Emera Incorporated equity	11,427	10,116
Non-controlling interest in subsidiaries (note 29)	14	34
Total equity	11,441	10,150
Total liabilities and equity	$ 39,742	$ 34,244